Transactions and Balances with Related Parties (Schedule of Compensation to Individuals not Employed by Company) (Details) - Non Employed [Member] € in Thousands		12 Months Ended
		Dec. 31, 2017 EUR (€) People	Dec. 31, 2016 EUR (€) People	Dec. 31, 2015 EUR (€) People
Disclosure of transactions between related parties [line items]
Number of people for compensation not employed by the company | People		3	3	3	[1]
Number of people for share-based payments | People		3	3	3	[1]
Total compensation to directors not employed by the company | €		€ 35	€ 63	€ 61
Share-based payments | €	[2]	€ 14	€ 3	€ 6

[1]	Including Board members that did not serve throughout the entire year
[2]	Less than 1 thousand